Shareholder Report, Holdings (Details) - C000208376	Mar. 31, 2025
Embraer8610692
Holdings [Line Items]
Percent of Total Investments	4.60%
BWX Technologies8610724
Holdings [Line Items]
Percent of Total Investments	4.00%
Tanger8610830
Holdings [Line Items]
Percent of Total Investments	3.30%
REV Group8610812
Holdings [Line Items]
Percent of Total Investments	3.10%
Rush Street Interactive8610818
Holdings [Line Items]
Percent of Total Investments	2.70%
Palomar Holdings8610802
Holdings [Line Items]
Percent of Total Investments	2.50%
Insmed8610762
Holdings [Line Items]
Percent of Total Investments	2.50%
Wintrust Financial8610842
Holdings [Line Items]
Percent of Total Investments	2.40%
Western Alliance Bancorp8610840
Holdings [Line Items]
Percent of Total Investments	2.30%
OSI Systems8610800
Holdings [Line Items]
Percent of Total Investments	2.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%